Note 6 - Share-based Payments	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
6.	Share-based compensation

Stock options

Under the Company’s Employee Stock Option Plan (ESOP), the Company could grant to its directors, management and employees non-transferrable stock options for the purchase of common shares. Up until completion of the IPO, the maximum number of common shares that were available for issuance under the ESOP was limited to
3,786,886,
of which
2,913,582
remain outstanding as at
September 30, 2018 (
2,997,836
as at
December 31, 2017).

Upon completion of its IPO in
August 2017,
the Company adopted the
2017
Omnibus Plan (Omnibus) under which all future equity-based awards are now granted. The maximum number of common shares available for issuance under the Omnibus is limited to
3,659,308
as at
September 30, 2018 (
2,390,605
as at
December 31, 2017).
This number will automatically increase by an annual amount to be added on the first
day of each year, beginning
January 1, 2018
and continuing until, and including, the year ending
December 31, 2027,
equal to the lower of
4%
of the number of common shares outstanding as of
December 31
of the prior calendar year and an amount determined by the Company’s board of directors. The annual amount added on
January 1, 2018
was established at
4%
of the common shares outstanding at
December 31, 2017,
or
1,268,703.

The Omnibus provides for awards of stock options, stock appreciation rights, unrestricted stock, stock units (including restricted stock units), performance awards, deferred share units, elective deferred share units and other awards convertible into or otherwise based on the Company’s common shares. As at
September 30, 2018,
1,594,350
stock options were granted and remain outstanding under the Omnibus (
27,990
as at
December 31, 2017).

Changes in the number of stock options outstanding are as follows:

	Three-months ended September 30,				Nine-months ended September 30,
		2018		2017		2018		2017
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance at beginning of period	4,333,952	$6.38	2,997,836	$2.48	3,025,826	$2.61	2,453,586	$0.44
Issued during the period	283,980	$11.51	11,990	$16.26	1,690,460	$14.22	655,253	$10.06
Exercised during the period	-	-	-	-	-	-	(99,013)	$0.32
Forfeited during the period	(110,000)	$14.19	-	-	(208,354)	$12.41	-	-
Balance at end of period	4,507,932	$6.51	3,009,826	$2.53	4,507,932	$6.51	3,009,826	$2.53

The following table summarizes the information related to outstanding stock options as at
September 30, 2018.

	Outstanding stock options			Exercisable stock options
Range of exercise prices	Number of stock options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of exercisable stock options	Weighted average exercise price
$0.29 - $0.69	2,300,594	5.6	$0.34	1,940,774	$0.34
$4.81	53,979	7.2	$4.81	40,023	$4.81
$8.61 - $9.58	35,000	6.9	$8.75	-	-
$9.70 - $10.04	559,009	8.5	$9.97	241,862	$9.96
$11.86 - $13.80	1,009,360	6.5	$13.31	5,995	$13.46
$15.95 - $16.50	442,990	6.5	$15.99	3,497	$16.26
$17.00 - $18.98	107,000	6.6	$17.77	-	-
	4,507,932	6.3	$6.51	2,232,151	$1.52

During the
three
-month period ended
September 30, 2018,
the Company recorded a share-based compensation expense of
$1,582,034
(
$795,806
during the
three
-month period ended
September 30, 2017),
of which
$1,123,166
(
$581,392
in
2017
) was recorded in general and administrative expenses and
$458,868
(
$214,414
in
2017
) in research and development expenses in relation to stock options.

During the
nine
-month period ended
September 30, 2018,
the Company recorded a share-based compensation expense of
$3,465,374
(
$1,478,082
during the
nine
-month period ended
September 30, 2017)
of which
$2,421,517
(
$1,022,184
in
2017
) was recorded in general and administrative expenses and
$1,043,857
(
$455,898
in
2017
) in research and development expenses in relation to stock options.

As at
September 30, 2018,
the Company had approximately
$7.2
million of total unrecognized share-based compensation expense, net of related forfeiture estimates, which is expected to be recognized over a weighted-average remaining vesting period of approximately
1.4
years.

As at
September 30, 2018,
there were
440,000
performance-based stock options outstanding for which
no
share-based compensation expense was recorded. The Company had approximately
$4.0
million of unrecognized stock-based compensation expense related to these.

The fair value of the stock options granted in the
nine
-month periods was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Nine-month periods ended September 30,
	2018	2017
Grant (number of stock options)	1,690,460	655,253
Weighted average fair value of stock options	$8.40	$6.73
Weighted average exercise price	$14.22	$10.06
Weighted average assumptions:
Share price	$14.22	$10.06
Risk-free interest rate	2.64%	1.96%
Expected dividend yield	Nil	Nil
Volatility factor	74.52%	77.14%
Expected life (in years)	4.4	5.9

The Company estimates the fair value of its share-based awards to employees and directors using the Black-Scholes option pricing model that was developed to estimate the fair value of freely tradable, fully transferrable stock options without vesting restrictions. The terms of the share-based awards that have been awarded by the Company differ significantly from actual options that the Black-Scholes model was designed to evaluate.

Deferred share units (DSUs)

Under the Company’s Omnibus, directors
may
elect to take all,
none
or a portion of their director compensation as DSUs. DSUs have no
voting rights, but accrue dividends, if any, as additional DSUs at the same rate as dividends are paid on the Company’s shares. There are no
vesting requirements relating to DSUs. DSUs are settled when a director leaves the Company’s board of directors, in either cash or the Company’s common shares issued from treasury or purchased on the open market, at the Company’s option. DSUs issued were treated as equity-settled DSUs whereby the fair value of services received is credited against contributed surplus, with the corresponding share-based compensation being recorded under general and administrative expenses. DSUs are not
remeasured subsequent to grant date.

On
March 31, 2018,
the Company granted
3,738
DSUs to directors in lieu of payment of their board fees at a grant date fair value of
$15.15,
based on the closing price of the Company’s shares, and recognized an expense of
$56,667
in general and administrative expenses for the
three
-months ended
March 31, 2018.

On
June 30, 2018,
the Company granted
4,842
DSUs to directors at a grant date fair value of
$13.16
and recognized an expense of
$63,721
in general and administrative expenses for the
three
-months ended
June 30, 2018.

On
September 30, 2018,
the Company granted
6,667
DSUs to directors at a grant date fair value of
$11.15
and recognized an expense of
$74,374
in general and administrative expenses for the
three
-months ended
September 30, 2018.